Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Common Stock [Member]
Cash dividends per share	$ 1.04	$ 1.04	$ 1.04
Accumulated Other Comprehensive Income (Loss) [Member]
(in Dollars)	$ 139	$ 816
Treasury Stock [Member]
Cash dividends per share		$ 1.04